Earnings Per Share - Summary of Earnings Per Share (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Earnings for the year	£ 336	£ 435	£ 380
Non-controlling interest	(1)	(1)	(2)
Earnings attributable to equity shareholders	£ 335	£ 434	£ 378
Weighted average number of shares (millions)	651.3	673.0	711.5
Effect of dilutive share options (millions)	9.0	11.0	5.8
Weighted average number of shares (millions) for diluted earnings	660.3	684.0	717.3
Earnings per share (in pence per share)
Basic	£ 0.514	£ 0.645	£ 0.531
Diluted	£ 0.507	£ 0.635	£ 0.527